UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08191

          -----------------------------------------------------------

                              BULLFINCH FUND, INC.
              (Exact name of registrant as specified in charter)

                           1370 Pittsford Mendon Road
                               Mendon, NY  14506

                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                               Christopher Carosa
                              Bullfinch Fund, Inc.
                           1370 Pittsford Mendon Road
                                Mendon, NY  14506
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Registrant's telephone number, including area code: 1-585-624-3650

Date of fiscal year end: June 30, 2007

Date of reporting period: July 1, 2006 - June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-mation under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

Item 1. Proxy Voting Record

              Bullfinch Fund, Inc. Greater Western New York Series
                                  TICKER: BWNYX
                               PROXY VOTING RECORD
                               7/1/2006-6/30/2007


	Astronics
	ATRO

	5/9/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For     For
	2:Auditors                                 Management For	     For
	3:Share Conversion           	        Shareholder For     Against

=======================================================================

	Christopher Banks
	CBK

	7/26/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For     For
	2:Directors Incentive Plan		         Management For     For
	3:Senior Executive Plan	               Management For     For
	4:Auditors	                                Management For     For

=======================================================================

	Columbus McKinnon
	CMCO

	7/31/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For     For
	2:Long Term Incentive Plan                 Management For	     For
	3:Variable Compensation Plan               Management For     For

=======================================================================

	Computer Task Group
	CTGX

	5/9/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For     For
	2:Key Employee Deferred Compensation       Management For	     For

=======================================================================


	Dell Compupter
	DELL

	7/21/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For	For
	2:Auditors                                 Management  For	For
	3:Code of conduct	                          Shareholder Against For
	4:Request for Dividend                     Shareholder Against For

========================================================================

	Eastman Kodak
	EK

	5/9/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For	For
	2:Auditors                                 Management For	      For
	3:Limit on Compensation	              Shareholder For     For

=======================================================================


	Fastenal
	FAST

	4/17/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For	For
	2:Stock Option Plan                        Management For	      For
	3:Company Stock Option Plan	               Management For	For
	4:Auditors                                  Management For	For

========================================================================

	Greatbatch
	GB

	5/22/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For	For
	2:Incentive Compensation Plan               Management For	For
	3:Stock Incentive Plan	                     Management For     For
	4:Auditors	                                Management For	For

=======================================================================

	General Electric
	GE
	369604103
	4/25/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For     For
	2:Auditors                                 Management For	     For
	3:Majority Voting for Directors	         Management For     For
	4:Long Term Incentive Plan		         Management For     For
	5:Performance Goals                 	   Management For	     For
	6:Cumulative Voting                	   Management For	     For
	7:Overextended Directors		        Shareholder For     Against
	8:One Director for Retirees		        Shareholder Against For
	9:Independent Board Chairman		        Shareholder Against For
	10:Eliminate Dividend Equivalents         Shareholder For	     Against
	11:Report on Charitable Contributions	  Shareholder Against For
	12:Global Warming Report		        Shareholder Against For
	13:Military Contract Criteria		  Shareholder Against For
	14:Pay Differential     		        Shareholder Against For

========================================================================


	Graham Manufacturing
	GHM

	7/26/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For      For
	2:Incentive Plan	                          Management For      For
	2:Auditors                                 Management For	      For

=======================================================================


	Corning
	GLW
	219350105
	4/26/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For     For
	2:Auditors	                	               Management For     For
	3:Annual Election of Directors		   Shareholder For    Against

========================================================================


	Genesee & Wyoming
	GWR

	5/30/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                               Management  For    For
	2:Omnibus Incentive Plan                  Management  For     For
	2:Auditors                                Management  For	     For

=======================================================================


	Home Properties
	HME

	5/1/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For	For
	2:Auditors                                 Management For      For

=======================================================================


	Harris Interactive
	HPOL

	11/1/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For     For
	2:Stock Option Exchange Plan               Management Against Against

=======================================================================


	IEC Electronics
	IECE

	1/24/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For     For

=======================================================================

	Ingram Micro
	IM

	6/6/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For     For

=======================================================================

	Johnson & Johnson
	JNJ

	4/26/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For     For
	2:Auditors                                 Management For	     For

=======================================================================

	Southwest Airlines
	LUV

	5/16/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For    For
	2:Eliminate SuperMajority Requirements	   Management For	    For
	3:Equity Incentive Plan			   Management For	    For
	4:Auditors                                 Management For     For
	5:Majority Vote Greatest Extent Possible   Shareholder For    Against

=======================================================================


	Monro Muffler
	MNRO

	8/8/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For     For
	2:Auditors                                 Management For	     For

=======================================================================


	Moog
	MOGA

	1/10/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Increase Share                           Management  For     For
	2:Directors	                                Management For      For
	3:Auditors                                 Management For	      For

=======================================================================


	Mod Pac
	MPAC

	5/8/207
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For     For
	2:Auditors      	                          Management For      For
	3:Convert B Shares to A Shares             Shareholder For     Against

=======================================================================



	National Fuel Gas
	NFG

	2/15/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For	For
	2:Auditors      			               Management For	For
	3:Incentive Compensation Plan		   Management  For	For
	4:Option Plan                              Management  For     For
	5:Director Compensation                    Shareholder Against For

=======================================================================



	Northrop Grumman
	NOC

	5/16/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                                Management For	For
	2:Auditors      			               Management For     For
	3:Stock Option Plan		               Management For     For
	4:Weapon Sales Constraints                 Shareholder Against For
	5:Review Compensation                      Shareholder Against For

=======================================================================

	Oracle
	ORCL

	10/9/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For	    For
	2:Executive Bonus Plan			         Management For	    For
	3:Auditors      			               Management For	    For
	4:Directors' Stock Plan			    Management For	    For

=======================================================================

	Paychex
	PAYX

	10/5/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For	    For

=======================================================================

	Performance Technology
	PTIX

	5/24/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For	    For
	2:Auditors      			               Management For	    For

=======================================================================


	Gibraltar
	ROCK

	5/17/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	 Management For	    For
	2:Auditors      			 Management For	    For

=======================================================================

	Sovran
	SSS

	5/21/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For	    For
	2:Auditors      			               Management For	    For

=======================================================================

	Constellation Brands
	STZ

	7/27/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For	    For
	2:Auditors      			               Management For	    For

=======================================================================

	Servotronics
	SVT
	6/29/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For	    For

=======================================================================

	Ultra Life
	ULBI

	6/6/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For	    For
	2:Auditors      			               Management For	    For

=======================================================================

	Veramark
	VERA

	5/23/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For	    For
	2:Auditors      			               Management For	    For

=======================================================================

	Virtualscopics
	VSCP

	5/24/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For	    For
	2:Auditors      			               Management For	    For

=======================================================================


	Xerox
	XRX
	984121103
	5/24/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	               Management For	    For
	2:Auditors      			               Management For	    For
	3:Performance Incentive			   Management  For         For
	4:Vendor Code of Conduct		         Shareholder Against     For

=======================================================================




                     Bullfinch Fund, Inc. Unrestricted Series
                                  TICKER: BUNRX
                               PROXY VOTING RECORD
                               7/1/2006-6/30/2007





	Avery Dennison
	AVY
	53611109
	4/26/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors	                	   Management For	    For

========================================================================

	Biomet
	BMET

	9/20/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1:Directors                              Management For     For
        2:Incentive Equity Plan                  Management For     For
        3:Auditors                               Management For     For
========================================================================

	Checkpoint Systems
	CKP
	162825103
	5/31/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1:Directors                              Management For     For

========================================================================

	Chesapeake Utilities
	CPK
	165303108
	3/29/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1:Directors                              Management For     For
        2:Auditors                               Management For     For

========================================================================

	Cisco
	CSCO

	11/15/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management  For	    For
	2:Auditors	                	   Management  For	    For
	3:Mandate Performance Goals		   Shareholder Against     For
        4:Compensation Restriction		   Shareholder Against     For
	5:Human Rights Report			   Shareholder Against     For
========================================================================

	Corning
	GLW
	219350105
	4/26/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management  For	    For
	2:Auditors	                	   Management  For	    For
	3:Annual Election of Directors		   Shareholder For	    Against

========================================================================

	Dell Compupter
	DELL

	7/21/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management  For	    For
	2:Auditors	                	   Management  For	    For
	3:Code of conduct			   Shareholder Against     For
	4:Request for Dividend			   Shareholder Against     For

========================================================================

	Fastenal
	FAST

	4/17/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Stock Option Plan                	   Management For	    For
	3:Company Stock Option Plan		   Management For	    For
	4:Auditors      			   Management For	    For

========================================================================

	Fifth Third Bank
	FITB

	4/17/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Issue Uncertificated Shares            Management For	    For
	3:Auditors              		   Management For	    For

========================================================================

	FiServ
	FISV
	337738108
	5/23/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Majority Voting for Directors          Management For	    For
	3:Omnibus Incentive Plan		   Management For	    For
	4:Auditors      			   Management For	    For

========================================================================

	Fred's
	FRED

	6/20/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors                      	   Management For	    For
	3:Vendor Code of Conduct		   Management For	    For

========================================================================

	Gallagher, AJ
	AJG
	363576109
	5/15/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors      			   Management For	    For

========================================================================

	General Electric
	GE
	369604103
	4/25/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management  For	    For
	2:Auditors                               Management  For	    For
	3:Majority Voting for Directors	   Management  For	    For
	4:Long Term Incentive Plan		   Management  For	    For
	5:Performance Goals                 	   Management  For	    For
	6:Cumulative Voting                	   Management  For	    For
	7:Overextended Directors		   Shareholder For	    Against
	8:One Director for Retirees		   Shareholder Against     For
	9:Independent Board Chairman		   Shareholder Against     For
	10:Eliminate Dividend Equivalents	   Shareholder For	    Against
	11:Report on Charitable Contributions	   Shareholder Against     For
	12:Global Warming Report		   Shareholder Against     For
	13:Military Contract Criteria		   Shareholder Against     For
	14:Pay Differential     		   Shareholder Against     For

========================================================================

	Gentex
	GNTX

	5/10/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors      			   Management For	    For

=======================================================================

	Helmerich & Payne
	HP

	3/27/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For

=======================================================================

	Intel
	INTC
	458140100
	5/1/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors      			   Management For	    For

=======================================================================

	Johnson & Johnson
	JNJ

	4/26/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	 Management For	    For
	2:Auditors      			 Management For	    For

=======================================================================

	Medtronic
	MDT

	8/24/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors      			   Management For	    For
	3:Majority Voting for Directors 	   Management For	    For

=======================================================================

	Microsoft
	MSFT

	11/14/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management  For	    For
	2:Auditors      			   Management  For	    For
	3:Human Rights Report			   Shareholder Against     For
	4:Sexual Orientation Proposal		   Shareholder Against     For
	5:Proxy Advisory Firm			   Shareholder Against     For

=======================================================================

	Mylan
	MYL

	7/28/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Long Term Incentive Plan		   Management For	    For
	3:Auditors      			   Management For	    For

=======================================================================

	National City
	NCC

	635405103
	4/26/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management  For	    For
	2:Auditors      			   Management  For	    For
	3:Executive Compensation Constraints	   Shareholder Against     For

=======================================================================

	NiSource
	NI
	65473P105
	5/68/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors      			   Management For	    For

=======================================================================

	Oracle
	ORCL

	10/9/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Executive Bonus Plan			   Management For	    For
	3:Auditors      			   Management For	    For
	4:Directors' Stock Plan		   Management For	    For

=======================================================================

	Paychex
	PAYX

	10/5/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For

=======================================================================

	Pep Boys
	PBY
	713278109
	10/19/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors      			   Management For	    For

=======================================================================

	Polymedica
	PLMD

	9/19/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors      			   Management For	    For

=======================================================================

	Sensient
	SXT
	81725T100
	4/26/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors      			   Management For	    For
	3:Restricted Stock Plan	           Management For	    For

=======================================================================

	Synopsis
	SNPS
	871607107
	3/23/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors      			   Management For	    For

=======================================================================

	Xerox
	XRX
	984121103
	5/24/2007
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
	1:Directors	                 	   Management For	    For
	2:Auditors      			   Management For	    For
	3:Performance Incentive		   Management For          For
	4:Vendor Code of Conduct		   Shareholder Against     For

=======================================================================


                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.



/s/ Christopher Carosa
--------------------
Christopher Carosa
President



August 15, 2007